CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 2,068,115	$ 3,592,857
Prepaid expenses	845,672	937,786
Total Current Assets	2,913,787	4,530,643
Marketable securities held in Trust Account	2,070,267,288	2,070,086,006
TOTAL ASSETS	2,073,181,075	2,074,616,649
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	1,419,919	1,446,951
Income taxes payable	105,000	81,422
Convertible promissory note - related party, net of discount	300,000
Total Current Liabilities	1,824,919	1,528,373
Derivative liabilities	1,012,266,538	142,200,500
Warrant liability	17,174,038	142,200,500
Deferred underwriting fee payable	72,450,000	72,450,000
Total Liabilities	1,086,541,457	216,178,873
Commitments and contingencies
Class A common stock subject to possible redemption, 207,000,000 and 185,343,777 shares at redemption value at as of March 31, 2021 and December 31, 2020, respectively	2,070,000,000	1,853,437,770
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital		68,460,540
Accumulated deficit	(1,083,365,557)	(63,467,875)
Total Stockholders' Equity	(1,083,360,382)	5,000,006
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	2,073,181,075	2,074,616,649
Class A Common Stock
Stockholders' Equity
Common stock value		2,166
Class B Common Stock
Stockholders' Equity
Common stock value	$ 5,175	$ 5,175